BACKLOG ASSET / DEFERRED CHARTER REVENUE (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Backlog Asset and Deferred Charter Revenue [Line Items]
Backlog Asset, Business combination (Note 7)	$ (15,073)	$ 0	$ 0	$ 9,833
Backlog Asset, Impairment loss	0	(1,143)	(43,214)
Kamsarmax Vessels [Member]
Backlog Asset and Deferred Charter Revenue [Line Items]
Backlog Asset, Business combination (Note 7)				27,677
Five Dry Bulk Vessels [Member]
Backlog Asset and Deferred Charter Revenue [Line Items]
Backlog Asset, Business combination (Note 7)				$ 25,509